Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes Tables Abstract
Net deferred tax assets
	2018	2017
Deferred tax assets:
Impairment of related party receivables	105,600	106,000
Depreciation of Property, Plant and Equipment	7,000	5,200
Impairment of mining expenditures	-	20,000
Other	15,000
Net operating loss carryforwards	353,000	215,000
Total long-term deferred tax asset	480,600	346,200
Deferred tax liabilities:
Related party liabilities	(29,800)	-
Concession acquisition costs	(56,800)	-
Total deferred tax liabilities	(86,600)	-
Valuation Allowance	(394,000)	(346,200)

Total Net Deferred Tax Assets	-	-

Income tax benefit
	2018	2017

Expected income tax benefit	(110,300)	(126,000)
Permanent timing differences	39,900	25,000
Other	22,600
Valuation allowance	47,800	101,000

Reported income tax expense (benefit)	-	-